Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ 143,504	$ (17,984)	$ (66,302)	$ 1,308,097
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest income earned on investments held in Trust Account	(785,928)	(21,058)		(2,258,904)
Changes in fair value of warrant liabilities	(2,040)			(53,500)
Changes in operating assets and liabilities:
Other current assets	(1,698)			(66,950)
Due to a related party	30,000			90,000
Accrued expenses and other payable	287,073	(61,065)	14,208	330,486
Net cash used in operating activities	(329,089)	(100,107)	(52,094)	(650,771)
Cash Flows from Investing Activities:
Purchase of investments held in Trust Account		(58,506,250)		(58,506,250)
Net cash used in investing activities		(58,506,250)		(58,506,250)
Cash Flows from Financing Activities:
Proceeds from sale of public units in Public Offering		57,500,000		57,500,000
Proceeds from sale of private placement units		3,431,250		3,431,250
Proceeds from related parties		85,340	295,000	85,340
Repayment of promissory note to a related party				(380,340)
Payment of underwriting commission		(1,150,000)		(1,150,000)
Capital contribution from the Sponsor			25,000	57,500,000
Payment of offering costs		(326,355)	(234,428)	(326,355)
Deposits received from a target company for business combination				330,969
Net cash provided by financing activities		59,540,235	85,572	59,490,864
Net change in cash	(329,089)	933,878	33,478	333,843
Cash at beginning of period	367,321	33,478		33,478
Cash at end of period	38,232	967,356	33,478	367,321
Supplemental disclosure of non-cash financing activities:
Initial classification of common stock subject to redemption		51,579,480
Initial classification of derivative warrant liabilities – private warrant		62,400
Deferred underwriting’ commission fees payable		2,012,500		2,012,500
Offering costs paid by the Sponsor on behalf of the Company		68,743
Accretion of carrying value to redemption value of redeemable ordinary shares	$ 2,553,357	$ 89,802		$ 7,418,245